Condensed Consolidated Balance Sheets (10Q) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 358	$ 775	$ 641	$ 945	$ 486
Accounts receivable, net of allowance of $86 at September 30, 2015 and $22 at December 31, 2014	159	122		410
Prepaid expenses and other current assets	125	80		57
Total current assets	642	977		1,412
Property and equipment, net	17	11		17
Intangible assets, net	673	933		1,290
Other assets	29	29		29
Total assets	1,361	1,950		2,748
Current liabilities:
Short-term debt	250
Accounts payable	420	328		327
Accrued compensation	272	293		315
Other accrued liabilities	477	338		232
Deferred revenue	353	257		490
Total current liabilities	1,772	1,216		1,364
Deferred revenue long-term	490	700		74
Deferred rent	2	41		86
Derivative liability		18		25
Other long-term liabilities	21	28
Total liabilities	$ 2,285	$ 2,003		$ 1,549
Commitments and Contingencies
Equity (Deficit)
Common stock	$ 2	$ 2		$ 2
Treasury shares	(325)	(325)		(325)
Additional paid in capital	96,009	97,400		98,560
Accumulated deficit	(126,082)	(123,199)		(119,184)
Accumulated other comprehensive loss	(14)	(14)		(14)
Total iSign stockholder' equity	(388)	483		1,735
Non-Controlling interest	(536)	(536)		(536)
Total equity (deficit)	(924)	(53)		1,199	1,387
Total liabilities and equity (deficit)	1,361	1,950		2,748
Series A-1 Preferred Stock [Member]
Equity (Deficit)
Preferred Stock	929	875		1,031
Total equity (deficit)	929	875		1,031	953
Series B Preferred Stock [Member]
Equity (Deficit)
Preferred Stock	11,320	10,381		9,232
Total equity (deficit)	11,320	10,381		9,232	8,188
Series C Preferred Stock [Member]
Equity (Deficit)
Preferred Stock	5,934	5,553		5,086
Total equity (deficit)	5,934	5,553		5,086	4,753
Series D-1 Preferred Stock [Member]
Equity (Deficit)
Preferred Stock	6,724	5,139		3,345
Total equity (deficit)	6,724	5,139		3,345	2,159
Series D-2 Preferred Stock [Member]
Equity (Deficit)
Preferred Stock	5,115	4,671		4,002
Total equity (deficit)	$ 5,115	$ 4,671		$ 4,002	$ 3,073